Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2022. There have been no material changes to these policies in the six-month period ended June 30, 2023, except for as discussed below:

(a)

Accounting for Revenues and Expenses: Revenues are primarily generated from time charter or voyage charter agreements. Time charter agreements contain a lease as they meet the criteria of a lease under ASC 842. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by such charterer. Additionally, the owner pays commissions on the daily hire, to both the charterer and the brokers, which are direct costs and are recorded in voyage expenses. Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, spares and repairs, which are recognized in operating expenses. Time charter revenues are recognized over the term of the charter as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis.

The charterer may charter the vessel with or without the owner’s crew and other operating services (time charter and bareboat charter, respectively). Thus, the agreed daily rates (hire rates) in the case of time charter agreements also include compensation for part of the agreed crew and other operating and maintenance services provided by the owner (non-lease components). The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components, as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms of the voyage charter are pre-determined, and any change requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. The Company is also engaged in contracts of affreightment which are contracts for multiple voyage charter employments. In addition, the Company has concluded that revenues from voyage charters in the spot market or under contracts of affreightment are recognized ratably over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of brokerage commissions, bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that incur from the latter of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) are recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other current assets” and are amortized on a straight-line basis as the related performance obligations are satisfied. As of June 30, 2023, capitalized contract fulfilment costs, which are recorded under “Prepayments and other assets” amounted to $5,634.

(b) Operating leases - Leases for Lessees: Vessel leases, where the Company is regarded as the lessee, are classified as operating leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: i) The amount of the initial measurement of the lease liability, ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and iii) Any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for operating leases at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements.

In cases of operating lease agreements that meet the definition of ASC 842 for a short-term lease (the lease has a lease term of 12 months or less) and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise, the Company can make the short-term lease election at the commencement date. A lessee that makes the short-term lease election does not recognize a lease liability or right-of-use asset on its balance sheet. Instead, the lessee recognizes lease payments on a straight-line basis over the lease term.

For charter-in arrangements classified as operating leases, lease expense is recognized on a straight-line basis over the rental periods of such charter agreements and is included under the caption “Charter-in hire expenses” in the Consolidated Statement of Income (see Note 13). Revenues generated from charter-in vessels are included in Voyage revenues in the consolidated statements of income. During the six-month period ended June 30, 2023 the Company chartered-in 52 third-party vessels. Revenues generated from those charter-in vessels during the six-month period ended June 30, 2023 amounted to $128,695 and are included in Voyage revenues in the consolidated statements of income, out of which $14,430 constitute sublease income deriving from time charter agreements.

Lease assets used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its lease assets based on management estimates and assumptions by making use of available market data. As of June 30, 2023, the management of the Company has concluded that events and circumstances did not trigger the existence of potential impairment.

(c) Investment in leaseback vessels: Investment in leaseback vessels refer to vessels purchased and leased back to the same party as part of a sale and leaseback transaction. These transactions are evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a purchase of an asset. If the transfer of the asset to the buyer-lessor does not qualify as a purchase, then the transaction constitutes a failed sale and leaseback and the purchase price paid is accounted for as a loan receivable under ASC 310.

Investments in leaseback vessels are carried at the amount receivable, net of an allowance for credit losses. Collaterals are required to be maintained at a specified minimum level at all times on the basis of the agreements in force. The Company monitors collateral levels and requires counter parties to provide additional collateral, to meet minimum collateral requirements if the fair value of the collateral changes. The Company applies the practical expedient based on collateral maintenance provisions in estimating an allowance for credit losses for Investment in leaseback vessels. An allowance for credit losses on partially secured Investments in leaseback vessels is estimated based on the aging of those receivables. As of June 30, 2023, the fair value of the collaterals held exceeds the amortized cost of the loans receivable and as a result no allowance for credit losses has been recognized.

(d) Non-redeemable noncontrolling interests: Ownership interests in the company's subsidiaries held by parties other than the parent are presented separately from the parent's equity on the Consolidated Balance Sheet. The amount of consolidated net income attributable to the parent and the noncontrolling interests are both presented on the face of the Consolidated Statement of Income and Consolidated Statement of Stockholders’ Equity.

(e) Derivative Financial Instruments: As of June 30, 2023, the Company has elected one of the optional expedients provided in the ASU 2020-04 Reference Rate Reform and its update, that allows an entity to assert that a hedged forecasted transaction referencing LIBOR remains probable of occurring, regardless of the modification or expected modification to the terms of the hedged item to replace the reference rate. The Company applied the accounting relief as relevant contract and hedge accounting relationship modifications were made during the reference rate reform transition period.

(f) Business Combinations: The Company accounts for business combinations using the acquisition method of accounting, which requires that once control is obtained, all the assets acquired and liabilities assumed are recorded at their respective fair values at the date of acquisition. The determination of fair values of identifiable assets and liabilities requires estimates and the use of valuation techniques when market value is not readily available and requires a significant amount of management judgment. The excess of the purchase price over fair values of identifiable assets acquired and liabilities assumed is recorded as goodwill.

(g) Sales-Type leases - Leases for Lessors: If for a vessel lease, where the Company is regarded as the lessor, the lease is classified as a sales-type lease, the carrying amount of the vessel is derecognized and a net investment in the lease is recorded. For a sales-type lease, the net investment in the lease is measured at lease commencement date as the sum of the lease receivable and the estimated residual value of the vessel. Any selling profit or loss arising from a sales-type lease is recorded at lease commencement. Over the term of the lease, the company recognizes finance income on the net investment in the lease and any variable lease payments, which are not included in the net investment in the lease.

The estimated residual value represents the estimated fair value of the vessels under lease at the end of the lease. Estimating residual value has specific risks, and management of these risks is dependent upon the Company’s ability to accurately project future vessel values. The company estimates future fair value of leased vessels by using historical models, analyzing the current market for new and used vessels and obtaining independent valuation analyses.

The company periodically reassesses the realizable value of its lease residual values. Anticipated decreases in specific future residual values that are considered to be other-than-temporary are recognized immediately upon identification and are recorded as an adjustment to the residual value estimate. In addition, the Company pursuant to the provisions of “ASC 326 Financial Instruments — Credit Losses” assesses at each reporting period the counterparties’ credit worthiness in order to conclude whether an allowance for credit losses is required to be recognized. For sales-type leases, this reduction lowers the recorded net investment and is recognized as a loss charged to finance income in the period in which the estimate is changed. For the six-month period ended June 30, 2023 no impairment of residual values was calculated and recorded.